Financial Instruments	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments

2.3 Financial instruments

Accounting policy

2.3.1 Initial recognition

The Group recognizes financial assets and financial liabilities when it becomes a party to the contractual provisions of the instrument. All financial assets and liabilities are recognized at fair value on initial recognition, except for trade receivables which are initially measured at transaction price. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities which are not at fair value through profit or loss are added to the fair value on initial recognition. Regular way purchase and sale of financial assets are accounted for at trade date.

2.3.2 Subsequent measurement

a. Non-derivative financial instruments

(i) Financial assets carried at amortized cost

A financial asset is subsequently measured at amortized cost if it is held within a business model whose objective is to hold the asset in order to collect contractual cash flows and the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

(ii) Financial assets at fair value through other comprehensive income (FVOCI)

A financial asset is subsequently measured at fair value through other comprehensive income if it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets and the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. The Group has made an irrevocable election for certain investments which are classified as equity instruments to present the subsequent changes in fair value in other comprehensive income based on its business model.

(iii) Financial assets at fair value through profit or loss (FVTPL)

A financial asset which is not classified in any of the above categories are subsequently fair valued through profit or loss.

(iv) Financial liabilities

Financial liabilities are subsequently carried at amortized cost using the effective interest method, except for contingent consideration and financial liability under option arrangements recognized in a business combination which is subsequently measured at fair value through profit or loss.

b. Derivative financial instruments

The Group holds derivative financial instruments such as foreign exchange forward and option contracts to mitigate the risk of changes in exchange rates on foreign currency exposures. The counterparty for such contracts is generally a bank.

(i) Financial assets or financial liabilities, at fair value through profit or loss

This category includes derivative financial assets or liabilities which are not designated as hedges.

Although the Group believes that these derivatives constitute hedges from an economic perspective, they may not qualify for hedge accounting under IFRS 9, Financial Instruments. Any derivative that is either not designated a hedge, or is so designated but is ineffective as per IFRS 9, is categorized as a financial asset or financial liability, carried at fair value through profit or loss.

Derivatives not designated as hedges are recognized initially at fair value and attributable transaction costs are recognized in net profit in the consolidated statement of comprehensive income when incurred. Subsequent to initial recognition, these derivatives are measured at fair value through profit or loss and the resulting exchange gains or losses are included in other income. Assets/ liabilities in this category are presented as current assets/current liabilities if they are either held for trading or are expected to be realized within 12 months after the balance sheet date.

(ii) Cash flow hedge

The Group primarily designates certain foreign exchange forward and options contracts as cash flow hedges to mitigate the risk of foreign exchange exposure on highly probable forecast cash transactions.

When a derivative is designated as a cash flow hedging instrument, the effective portion of changes in the fair value of the derivative is recognized in other comprehensive income and accumulated in the cash flow hedge reserve. Any ineffective portion of changes in the fair value of the derivative is recognized immediately in other income in the statement of comprehensive income. If the hedging instrument no longer meets the criteria for hedge accounting, then hedge accounting is discontinued prospectively. If the hedging instrument expires or is sold, terminated or exercised, the cumulative gain or loss on the hedging instrument recognized in cash flow hedge reserve till the period the hedge was effective remains in cash flow hedge reserve until the forecasted transaction occurs. The cumulative gain or loss previously recognized in the cash flow hedge reserve is transferred to the net profit in the statement of comprehensive income upon the occurrence of the related forecasted transaction. If the forecasted transaction is no longer expected to occur, then the amount accumulated in cash flow hedge reserve is reclassified to the net profit in the consolidated statement of comprehensive income.

2.3.3 Derecognition of financial instruments

The Group derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire or it transfers the financial asset and the transfer qualifies for derecognition under IFRS 9. A financial liability (or a part of a financial liability) is derecognized from the Group's balance sheet when the obligation specified in the contract is discharged or cancelled or expires.

2.3.4 Fair value of financial instruments

In determining the fair value of its financial instruments, the Group uses a variety of methods and assumptions that are based on market conditions and risks existing at each reporting date. The methods used to determine fair value include discounted cash flow analysis, available quoted market prices, option pricing models, market multiples and dealer quotes. All methods of assessing fair value result in general approximation of value, and such value may never actually be realized.

Refer to table ‘Financial instruments by category’ below for the disclosure on carrying value and fair value of financial assets and liabilities. For financial assets and liabilities maturing within one year from the balance sheet date and which are not carried at fair value, the carrying amounts approximate fair value due to the short maturity of these instruments.

2.3.5 Impairment

The Group recognizes loss allowances using the expected credit loss (ECL) model for the financial assets and unbilled revenue which are not fair valued through profit or loss. Loss allowance for trade receivables and unbilled revenue with no significant financing component is measured at an amount equal to lifetime ECL. For all other financial assets, expected credit losses are measured at an amount equal to the 12-month ECL, unless there has been a significant increase in credit risk from initial recognition in which case those are measured at lifetime ECL.

The Group determines the allowance for credit losses based on historical loss experience adjusted to reflect current and estimated future economic conditions. The Group considers current and anticipated future economic conditions relating to industries the Group deals with and the countries where it operates.

The amount of expected credit losses (or reversal) that is required to adjust the loss allowance at the reporting date to the amount that is required to be recorded is recognized as an impairment loss or gain in consolidated statement of comprehensive income.

Financial instruments by category

The carrying value and fair value of financial instruments by categories as of March 31, 2026, were as follows:

(Dollars in millions)
		Financial assets/ liabilities at fair value through profit or loss		Financial assets/liabilities at fair value through OCI
	Amortised cost	Designated upon initial recognition	Mandatory	Equity instruments designated upon initial recognition	Mandatory	Total carrying value	Total fair value
Assets:
Cash and cash equivalents (Refer to Note 2.1)	2,341	—	—	—	—	2,341	2,341
Investments (Refer to Note 2.2)
Mutual funds	—	—	251	—	—	251	251
Quoted debt securities	57	—	—	—	922	979	981(1)
Certificates of deposit	—	—	—	—	844	844	844
Commercial Papers	—	—	—	—	127	127	127
Quoted equity securities	—	—	—	6	—	6	6
Unquoted equity and preference securities	—	6	—	66	—	72	72
Unquoted investments others	—	—	28	—	—	28	28
Trade receivables	3,715	—	—	—	—	3,715	3,715
Unbilled revenues (Refer to Note 2.12) (3)	1,211	—	—	—	—	1,211	1,211
Prepayments and other assets (Refer to Note 2.4)	774	—	—	—	—	774	772(2)
Derivative financial instruments	—	—	3	—	6	9	9
Total	8,098	6	282	72	1,899	10,357	10,357
Liabilities:
Trade payables	500	—	—	—	—	500	500
Lease liabilities (Refer to Note 2.8)	967	—	—	—	—	967	967
Derivative financial instruments	—	—	57	—	6	63	63
Financial liability under option arrangements (Refer to Note 2.5)	—	—	93	—	—	93	93
Other liabilities including contingent consideration (Refer to Note 2.5)	1,936	—	11	—	—	1,947	1,947
Total	3,403	—	161	—	6	3,570	3,570

(1)
On account of fair value changes including interest accrued
(2)
Excludes interest accrued on quoted debt securities carried at amortized cost of $2 million
(3)
Excludes unbilled revenue on contracts where the right to consideration is dependent on completion of contractual milestones

The carrying value and fair value of financial instruments by categories as of March 31, 2025, were as follows:

(Dollars in millions)
		Financial assets/ liabilities at fair value through profit or loss		Financial assets/liabilities at fair value through OCI
	Amortised cost	Designated upon initial recognition	Mandatory	Equity instruments designated upon initial recognition	Mandatory	Total carrying value	Total fair value
Assets:
Cash and cash equivalents (Refer to Note 2.1)	2,861	—	—	—	—	2,861	2,861
Investments (Refer to Note 2.2)
Mutual funds	—	—	229	—	—	229	229
Target maturity fund units	—	—	54	—	—	54	54
Quoted debt securities	193	—	—	—	1,389	1,582	1,602(1)
Certificates of deposit	—	—	—	—	410	410	410
Commercial Papers	—	—	—	—	426	426	426
Quoted equity securities	—	—	—	7	—	7	7
Unquoted equity and preference securities	—	3	—	20	—	23	23
Unquoted investments others	—	—	23	—	—	23	23
Trade receivables	3,645	—	—	—	—	3,645	3,645
Unbilled revenues (Refer to Note 2.12) (3)	1,195	—	—	—	—	1,195	1,195
Prepayments and other assets (Refer to Note 2.4)	844	—	—	—	—	844	835(2)
Derivative financial instruments	—	—	20	—	3	23	23
Total	8,738	3	326	27	2,228	11,322	11,333
Liabilities:
Trade payables	487	—	—	—	—	487	487
Lease liabilities (Refer to Note 2.8)	962	—	—	—	—	962	962
Derivative financial instruments	—	—	3	—	4	7	7
Financial liability under option arrangements (Refer to Note 2.5)	—	—	77	—	—	77	77
Other liabilities including contingent consideration (Refer to Note 2.5)	1,932	—	3	—	—	1,935	1,935
Total	3,381	—	83	—	4	3,468	3,468

(1)
On account of fair value changes including interest accrued
(2)
Excludes interest accrued on quoted debt securities carried at amortized cost of $9 million
(3)
Excludes unbilled revenue on contracts where the right to consideration is dependent on completion of contractual milestones

For trade receivables, trade payables, other assets and payables maturing within one year from the balance sheet date, the carrying amounts approximate fair value due to the short maturity of these instruments.

Fair value hierarchy

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices).

Level 3 - Inputs for the assets or liabilities that are not based on observable market data (unobservable inputs).

The fair value hierarchy of assets and liabilities measured at fair value on a recurring basis as of March 31, 2026 is as follows:

(Dollars in millions)
	As of March 31, 2026	Fair value measurement at end of the reporting year using
		Level 1	Level 2	Level 3
Assets
Investments (Refer to note 2.2)
Investments in Mutual fund units	251	251	—	—
Investments in quoted debt securities	981	898	83	—
Investments in certificates of deposit	844	—	844	—
Investments in commercial paper	127	—	127	—
Investments in unquoted equity and preference securities	72	—	—	72
Investments in quoted equity securities	6	6	—	—
Investment in unquoted investments others	28	—	—	28
Others
Derivative financial instruments- gain	9	—	9	—
Liabilities
Derivative financial instruments- loss	63	—	63	—
Financial liability under option arrangements (Refer to Note 2.5)(1)	93	—	—	93
Liability towards contingent consideration (Refer to note 2.5)(2)	11	—	—	11

(1) Discount rate ranges from 9.5% to 14.5%

(2) Discount rate ranges from 2.5% to 6%

During fiscal 2026, quoted debt securities of $10 million were transferred from Level 2 to Level 1 of fair value hierarchy, since these were valued based on quoted price and quoted debt securities of $51 million were transferred from Level 1 to Level 2 of fair value hierarchy, since these were valued based on market observable inputs.

The fair value hierarchy of assets and liabilities measured at fair value on a recurring basis as of March 31, 2025 is as follows:

(Dollars in millions)
	As of March 31, 2025	Fair value measurement at end of the reporting year using
		Level 1	Level 2	Level 3
Assets
Investments (Refer to note 2.2)
Investments in Mutual fund units	229	229	—	—
Investments in target maturity fund units	54	54	—	—
Investments in quoted debt securities	1,602	1,533	69	—
Investments in certificates of deposit	410	—	410	—
Investments in commercial paper	426	—	426	—
Investments in unquoted equity and preference securities	23	—	—	23
Investments in quoted equity securities	7	7	—	—
Investment in unquoted investments others	23	—	—	23
Others
Derivative financial instruments- gain	23	—	23	—
Liabilities
Derivative financial instruments- loss	7	—	7	—
Financial liability under option arrangements (Refer to Note 2.5)(1)	77	—	—	77
Liability towards contingent consideration (Refer to note 2.5)(2)	3	—	—	3

(1)Discount rate ranges from 9% to 15%

(2)Discount rate - 6%

During fiscal 2025, quoted debt securities of $35 million were transferred from Level 2 to Level 1 of fair value hierarchy, since these were valued based on quoted price and quoted debt securities of $65 million were transferred from Level 1 to Level 2 of fair value hierarchy, since these were valued based on market observable inputs.

Majority of investments of the Group are fair valued based on Level 1 or Level 2 inputs. These investments primarily include investment in mutual fund units, target maturity fund units, quoted debt securities, certificates of deposit, commercial paper, quoted bonds issued by government and quasi-government organizations. The Group invests after considering counterparty risks based on multiple criteria including Tier I Capital, Capital Adequacy Ratio, Credit Rating, Profitability, NPA levels and Deposit base of banks and financial institutions. These risks are monitored regularly as per Group’s risk management program.

The following tables present movement of assets and liabilities valued using level 3 inputs for the year ended March 31, 2026 and March 31,2025:

(i) Investments

(Dollars in millions)
	Year ended March 31,
	2026		2025		2024
	Unquoted equity and preference securities	Others	Unquoted equity and preference securities	Others	Unquoted equity and preference securities	Others
Balance at the beginning	23	23	11	24	24	21
Purchase of investments	—	4	3	4	—	2
Fair value gain/(loss) recognised through profit and loss	3	2	—	(3)	—	4
Fair value gain/(loss) recognised through other comprehensive income	47	—	9	—	5	—
Sale of investments	—	—	—	(1)	—	(3)
Transferred from Level 3 to Level 1 based on quotes prices	—	—	—	—	(14)	—
Translation difference	(1)	(1)	—	(1)	(4)	—
Balance at the end	72	28	23	23	11	24

ii) Financial liability under option arrangements

(Dollars in millions)
	Year ended March 31,
	2026	2025	2024
Balance at the beginning	77	72	73
Addition	1	-	-
Change in fair value	10	6	-
Translation difference	5	(1)	(1)
Balance at the end	93	77	72

(iii) Liability towards contingent consideration

(Dollars in millions)
	Year ended March 31,
	2026	2025	2024
Balance at the beginning	3	-	12
Addition due to business combination (Refer Note - 2.10)	8	4	-
Payments	(1)	-	(12)
Translation difference	1	(1)	-
Balance at the end	11	3	-

A one percentage point change in the unobservable inputs used in fair valuation of Level 3 assets and liabilities does not have a significant impact in its value.

Income from financial assets

(Dollars in millions)
	Year ended March 31,
	2026	2025	2024
Interest income on financial assets carried at amortized cost	184	180	128
Interest income on financial assets fair valued through other comprehensive income	121	124	122
Gain / (loss) on investments carried at fair value through profit or loss	33	34	34
Gain / (loss) on investments carried at fair value through other comprehensive Income	2	-	-
Gain / (loss) on investments carried at amortized cost	9	-	-
	349	338	284

Financial risk management

Financial risk factors

The Group's activities expose it to a variety of financial risks: market risk, credit risk and liquidity risk. The Group's primary focus is to foresee the unpredictability of financial markets and seek to minimize potential adverse effects on its financial performance. The primary market risk to the Group is foreign exchange risk. The Group uses derivative financial instruments to mitigate foreign exchange related risk exposures. The Group's exposure to credit risk is influenced mainly by the individual characteristic of each customer and the concentration of risk from the top few customers.

Market risk

The Group operates internationally, and a major portion of the business is transacted in several currencies and consequently the Group is exposed to foreign exchange risk through its sales and services in the United States and elsewhere, and purchases from overseas suppliers in various foreign currencies. The Group holds derivative financial instruments such as foreign exchange forward and option contracts to mitigate the risk of changes in exchange rates on foreign currency exposures. The Group is also exposed to foreign exchange risk arising on intercompany transaction in foreign currencies. The exchange rate between the Indian rupee and foreign currencies has changed substantially in recent years and may fluctuate substantially in the future. Consequently, the results of the Group’s operations are adversely affected as the rupee appreciates/ depreciates against these currencies.

The following table analyzes foreign currency risk from financial assets and liabilities as of March 31, 2026:

(Dollars in millions)
	U.S. dollars	Euro	United Kingdom Pound Sterling	Australian dollars	Other currencies	Total
Net financial assets	3,025	1,384	259	235	442	5,345
Net financial liabilities	(1,551)	(482)	(142)	(131)	(286)	(2,592)
Total	1,474	902	117	104	156	2,753

The following table analyzes foreign currency risk from financial assets and liabilities as of March 31, 2025:

(Dollars in millions)
	U.S. dollars	Euro	United Kingdom Pound Sterling	Australian dollars	Other currencies	Total
Net financial assets	3,138	1,379	261	159	361	5,298
Net financial liabilities	(1,539)	(440)	(120)	(83)	(253)	(2,435)
Total	1,599	939	141	76	108	2,863

For the years ended March 31, 2026, 2025 and 2024, every percentage point depreciation / appreciation in the exchange rate between the Indian rupee and the U.S. dollar has affected the Group's incremental operating margins by approximately 0.44%, 0.43% and 0.43%, respectively.

Sensitivity analysis is computed based on the changes in the income and expenses in foreign currency upon conversion into functional currency, due to exchange rate fluctuations between the previous reporting period and the current reporting period.

Derivative financial instruments

The Group primarily holds derivative financial instruments such as foreign exchange forward and option contracts to mitigate the risk of changes in exchange rates on foreign currency exposures. The counterparty for such contracts is generally a bank. These derivative financial instruments are valued based on quoted prices for similar assets and liabilities in active markets or inputs that are directly or indirectly observable in the marketplace.

The following table gives details in respect of outstanding foreign exchange forward and options contracts:

	As of
	March 31, 2026		March 31, 2025
	In Million	In $ Million	In Million	In $ Million
Derivatives designated as cash flow hedges

Forward contracts
In Swiss Franc	—	—	53	60

Option Contracts
In Euro	417	479	341	367
In Australian dollars	87	60	93	58
In Swiss Franc	26	32	—	—
In United Kingdom Pound Sterling	18	24	17	22
Other derivatives
Forward contracts
In U.S. Dollars	1,509	1,509	1,284	1,284
In Euro	853	980	698	753
In Singapore dollars	149	115	133	99
In Swiss Franc	70	88	51	58
In United Kingdom Pound Sterling	65	85	53	69
In Australian dollars	58	40	24	15
In Norwegian Krone	300	31	167	16
In Hongkong Dollars	106	13	40	5
In New Zealand dollars	22	13	37	21
In South African rand	152	9	—	—
In Danish Krone	50	8	152	22
In Hungarian Forint	2,280	7	2,000	5
In Canadian dollars	7	5	—	—
In Czech Koruna	99	5	176	7
In Philippine Peso	—	—	500	9
Option contracts
In U.S. Dollars	685	685	796	796
In Euro	48	55	179	193
In Australian dollars	25	17	11	7
In United Kingdom Pound Sterling	10	13	—	—
		4,273		3,866

The Group recognized a net loss of $258 million, net loss of $12 million and net gain of $22 million on derivative financial instruments not designated as cash flow hedges for fiscal 2026, 2025 and 2024, respectively, which are included under other income.

The foreign exchange forward and option contracts mature within 12 months. The table below analyzes the derivative financial instruments into relevant maturity groupings based on the remaining period as of the balance sheet date:

(Dollars in millions)
	As of
	March 31, 2026	March 31, 2025
Not later than one month	2,186	1,814
Later than one month and not later than three months	1,967	1,947
Later than three months and not later than one year	120	105
	4,273	3,866

During fiscal 2026, 2025 and 2024, the Group has designated certain foreign exchange forward and option contracts as cash flow hedges to mitigate the risk of foreign exchange exposure on highly probable forecast cash transactions. The related hedge transactions for balance in cash flow hedge reserve as of March 31, 2026, are expected to occur and reclassified to statement of comprehensive income within three months.

The Group determines the existence of an economic relationship between the hedging instrument and hedged item based on the currency, amount and timing of its forecasted cash flows. Hedge effectiveness is determined at the inception of the hedge relationship, and through periodic prospective effectiveness assessments to ensure that an economic relationship exists between the hedged item and hedging instrument, including whether the hedging instrument is expected to offset changes in cash flows of hedged items.

If the hedge ratio for risk management purposes is no longer optimal but the risk management objective remains unchanged and the hedge continues to qualify for hedge accounting, the hedge relationship will be rebalanced by adjusting either the volume of the hedging instrument or the volume of the hedged item so that the hedge ratio aligns with the ratio used for risk management purposes. Any hedge ineffectiveness is calculated and accounted for in profit or loss at the time of the hedge relationship rebalancing.

The following table provides the reconciliation of cash flow hedge reserve:

(Dollars in millions)
	Year ended March 31,
	2026	2025	2024
Gain / (Loss)
Balance at the beginning of the period	(2)	1	—
Gain / (Loss) recognized in other comprehensive income during the period	(35)	(1)	1
Amount reclassified to profit or loss during the period	35	(3)	1
Tax impact on above	—	1	(1)
Balance at the end of the period	(2)	(2)	1

The Group offsets a financial asset and a financial liability when it currently has a legally enforceable right to set off the recognized amounts and the Group intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously.

The following table provides quantitative information about offsetting of derivative financial assets and derivative financial liabilities:

(Dollars in millions)
	As of
	March 31, 2026		March 31, 2025
	Derivative financial asset	Derivative financial liability	Derivative financial asset	Derivative financial liability
Gross amount of recognized financial asset/liability	19	(73)	30	(14)
Amount set off	(10)	10	(7)	7
Net amount presented in balance sheet	9	(63)	23	(7)

Credit risk

Credit risk refers to the risk of default on its obligation by the counterparty resulting in a financial loss. The maximum exposure to the credit risk at the reporting date is primarily from trade receivables amounting to $3,715 million and $3,645 million as of March 31, 2026, and March 31, 2025, respectively and unbilled revenue amounting to $1,816 million and $1,764 million as of March 31, 2026 and March 31, 2025, respectively. Trade receivables and unbilled revenue are typically unsecured and are derived from revenue earned from customers primarily located in the United States of America and Europe. Credit risk has always been managed by the Group through credit approvals, establishing credit limits and continuously monitoring the creditworthiness of customers to which the Group grants credit terms in the normal course of business. The Group uses the expected credit loss model to assess any required allowances; and uses a provision matrix to compute the expected credit loss allowance for trade receivables and unbilled revenues. This matrix takes into account credit reports and other related credit information to the extent available.

The Group's exposure to credit risk is influenced mainly by the individual characteristic of each customer and the concentration of risk from the top few customers. Exposure to customers is diversified and there is no single customer contributing more than 10% of outstanding trade receivables and unbilled revenues.

The following table gives details in respect of percentage of revenues generated from top five customers and top ten customers:

		(In %)
	Year ended March 31,
	2026	2025	2024
Revenue from top five customers	12.9	13.2	13.3
Revenue from top ten customers	20.5	20.5	20.0

Credit risk exposure

Trade receivables ageing schedule for fiscal 2026 is as follows:

				(Dollars in millions)
		Outstanding for following periods from due date of payment
	Not Due	Less than 6 months	6 months to 1 year	1-2 years	2-3 years	More than 3 years	Total
Trade receivables	3,021	737	14	2	2	9	3,785
Less: Allowance for credit loss							70
Total Trade receivables							3,715

Trade receivables ageing schedule for fiscal 2025 is as follows:

				(Dollars in millions)
		Outstanding for following periods from due date of payment
	Not Due	Less than 6 months	6 months to 1 year	1-2 years	2-3 years	More than 3 years	Total
Trade receivables	2,772	879	24	32	9	13	3,729
Less: Allowance for credit loss							84
Total Trade receivables							3,645

The allowance for lifetime expected credit loss on customer balances was $9 million, $13 million and $11 million for fiscal 2026, 2025 and 2024, respectively.

Movement in credit loss allowance on customer balance is as follows:

		(Dollars in millions)
	Year ended March 31,
	2026	2025	2024
Balance at the beginning	114	114	117
Translation differences	—	(2)	(2)
Impairment loss recognized / (reversed), net	9	13	11
Amounts written off	(30)	(11)	(12)
Balance at the end	93	114	114

The gross carrying amount of a financial asset is written off (either partially or in full) when there is no realistic prospect of recovery.

Credit exposure

The Group’s credit period generally ranges from 30-75 days.

(Dollars in millions)
	As of
	March 31, 2026	March 31, 2025
Trade receivables	3,715	3,645
Unbilled revenues	1,816	1,764

Days Sales Outstanding (DSO) as of March 31, 2026 and March 31, 2025 was 67 days and 69 days, respectively.

Credit risk on cash and cash equivalents is limited as the Group generally invest in deposits with banks with high ratings assigned by international and domestic credit rating agencies. Ratings are monitored periodically and the Group has considered the latest available credit ratings as at the date of approval of these Consolidated Financial Statements.

The investments of the Group primarily include investment in mutual fund units, quoted debt securities, certificates of deposit, commercial paper, quoted bonds issued by government and quasi government organizations. The Group invests after considering counterparty risks based on multiple criteria including Tier I Capital, Capital Adequacy Ratio, credit rating, profitability, NPA levels and deposit base of banks and financial institutions. These risks are monitored regularly as per Group’s risk management program.

Liquidity risk

Liquidity risk is defined as the risk that the Group will not be able to settle or meet its obligations on time.

The Group's principal sources of liquidity are cash and cash equivalents and investments and the cash flow that is generated from operations. The Group has no outstanding borrowings. The Group believes that the working capital is sufficient to meet its current requirements.

As of March 31, 2026, the Group had a working capital of $5,396, million including cash and cash equivalents of $2,341, million and current investments of $1,365 million. As of March 31, 2025, the Group had a working capital of $6,347 million including cash and cash equivalents of $2,861 million and current investments of $1,460 million.

As of March 31, 2026, and March 31, 2025, the outstanding employee benefit obligations were $384 million and $351 million, respectively, which have been substantially funded. Accordingly, no liquidity risk is perceived.

Refer to Note 2.8 for remaining contractual maturities of lease liabilities.

The table below provides details regarding the contractual maturities of significant financial liabilities as of March 31, 2026:

				(Dollars in millions)
	Less than 1 year	1-2 years	2-4 years	4-7 years	Total
Trade payables	500	—	—	—	500
Financial liability under option arrangements on an undiscounted basis (Refer to Note 2.5)	88	—	15	—	103
Liability towards contingent consideration on an undiscounted basis (Refer to Note 2.5)	8	3	—	—	11
Other financial liabilities on an undiscounted basis (Refer to Note 2.5)	1,744	171	21	—	1,936

The table below provides details regarding the contractual maturities of significant financial liabilities as of March 31, 2025:

				(Dollars in millions)
	Less than 1 year	1-2 years	2-4 years	4-7 years	Total
Trade payables	487	—	—	—	487
Financial liability under option arrangements on an undiscounted basis (Refer to Note 2.5)	72	—	17	—	89
Liability towards contingent consideration on an undiscounted basis (Refer to Note 2.5)	2	2	—	—	4
Other financial liabilities on an undiscounted basis (Refer to Note 2.5)	1,709	205	17	1	1,932